Organization and Description of Business - Additional Information (Detail) - shares	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jun. 07, 2019
Real Estate Properties [Line Items]
Common stock, share authorized	500,000,000	900	900
Preferred stock, share authorized	100,000,000	100	100
Date of incorporation	Jun. 07, 2019
OP | Subsidiary Partnership
Real Estate Properties [Line Items]
Limited partner ownership percentage	27.78%